UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2004
                                                -----------------

Check here if Amendment [ ];   Amendment Number:  _________
This Amendment (Check only       [ ] is a restatement.
one.):                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address:   96 CUMMINGS POINT RD.
           STAMFORD, CT  06902

Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
           --------------------------------------------------
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
           --------------------------------------------------
Phone:     (203) 358-8000
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Donald T. Netter                  Stamford, CT                2/14/05
-------------------------         --------------------         --------------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-
        --------------------      -----------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   2

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $44,665
                                        (thousands)

INFORMATION FOR WHICH THE REPORTING MANAGER HAS REQUESTED CONFIDENTIAL TREATMENT UNDER RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934 HAS BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                       Name
1           28-                                        Dolphin Holdings Corp.
            -------------                              ----------------------
2           28-                                        Donald T. Netter
            -------------                              ----------------------

FORM 13F INFORMATION TABLE



FORM 13F INFORMATION TABLE

                               TITLE                   VALUE     SHARES/           PUT/   INVSTMT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER         OF CLASS       CUSIP     (x$1000)   PRN AMT  SH/PRN   CALL   DSCRETN   MANAGERS   SOLE   SHARED  NONE

ANGELICA CORP                      COM     034663104      $356    13,160   SH             DEFINED     1, 2    13,160     0      0
BRISTOL-MYERS SQUIBB CO            COM     110122108      $641    25,000   SH             DEFINED     1, 2    25,000     0      0
COX COMMUNICATIONS INC             CLA     224044107    $3,569   102,700   SH             DEFINED     1, 2   102,700     0      0
DISNEY WALT CO                     COM     254687106    $1,586    57,050   SH             DEFINED     1, 2    57,050     0      0
DOVER DOWNS GAMING                 COM     260095104      $170    14,200   SH             DEFINED     1, 2    14,200     0      0
EMERSON RADIO CORP                 COM     291087203      $171    45,540   SH             DEFINED     1, 2    45,540     0      0
HOLLYWOOD ENTMT CORP               COM     436141105    $9,294   710,000   SH             DEFINED     1, 2   710,000     0      0
KATY INDS INC                      COM     486026107      $657   126,860   SH             DEFINED     1, 2   126,860     0      0
NEIMAN MARCUS Group Inc            CLB     640204301    $3,569    53,397   SH             DEFINED     1, 2    53,397     0      0
PEOPLESOFT INC                     COM     712713106    $2,385   195,160   SH             DEFINED     1, 2   195,160     0      0
STELMAR SHIPPING LTD               COM     V8726M103    $4,771   100,000   SH             DEFINED     1, 2   100,000     0      0
TELLABS INC                        COM     879664100      $452    52,450   SH             DEFINED     1, 2    52,450     0      0
UNITEDHEALTH GROUP INC             COM     91324P102    $5,477    62,298   SH             DEFINED     1, 2    62,298     0      0
WELLPOINT HEALTH NETWORK           COM     94973H108   $10,751    93,491   SH             DEFINED     1, 2    93,491     0      0
WHX CORP                   PFD CV SER A    929248201      $510   124,300   SH             DEFINED     1, 2   124,300     0      0
WHX CORP                   PFD CV SER B    929248300      $307    75,700   SH             DEFINED     1, 2    75,700     0      0